Description of the Plan - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution maximum annual compensation amount	$ 70,000	$ 69,000
Employee benefit plan automatic contribution arrangement default contribution percentage	3.00%
Employee benefit plan completed service days	60 days
Employee benefit plan eligible age to partcipate of the plan	21 years
Employee benefit plan vesting percentage	100.00%
Employee benefit plan company matching contribution	100.00%
Employee benefit plan contribution next matching percentage defferred	50.00%
Employee benefit plan employer contribution first compensation percentage deferred	3.00%
Employee benefit plan employer contribution next compensation percentage deferred	2.00%
Employee benefit plan participant accounts administrative fee	$ 45.96
Employee benefit plan minimum borrowing loan amount	1,000
Employee benefit plan participant maximum borrowing loan amount	$ 50,000
Employee benefit plan participant maximum borrowing to total account percentage	50.00%
Employee benefit plan participant mandatory for vested interest lump sum distributions	$ 1,000
Employee benefit plan employment termination	65 years
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, vested interest distribution rollover	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, vested interest distribution rollover	$ 5,000